NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Nature Of Operations [Abstract]
Working capital (deficit)	$ 1,920,024	$ (452,928)
Accumulated deficit	(80,064,661)	(76,820,943)
Cash from operating activities	$ 1,363,139	$ 1,365,653